Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consists of the following:

	March 31, 2015	December 31, 2014
Equipment	$8,698	$8,552
Furniture and fixtures	375	375
Leasehold improvements	13,209	13,193
Total property and equipment	22,282	22,120
Less accumulated depreciation	17,608	17,285
Property and equipment, net of accumulated depreciation	4,674	4,835
Property and equipment reclassified to assets of discontinued operations, net	4,674	4,835
Property and equipment, net of assets of discontinued operations	$—	$—

Property and equipment consists of the following:

	December 31,
	2014	2013
Equipment	$8,552	$9,577
Furniture and fixtures	375	378
Leasehold improvements	13,193	13,115
Total property and equipment	22,120	23,070
Less accumulated depreciation	17,285	17,669
Property and equipment, net of accumulated depreciation	4,835	5,401
Property and equipment reclassified to assets of discontinued operations, net	4,835	5,401
Property and equipment, net of assets of discontinued operations	$—	$—